United States
Securities and Exchange Commission

Form 13-F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/2004

Click here if Amendment (   );  Amendment Number: _____

This Amendment (Check only one.):
[    ]   is a restatement
[    ]   adds new holdings entries

Institutional Investment Manager Filing this Report

Name: 		Investor Resources Group LLC
Address: 	8720 Georgia Avenue
                Suite 808
               	Silver Spring, MD 20910

Form 13F File Number: 28-10871

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Michelle Profit
Title: 	General Counsel
Phone: 	301-650-0059

Signature, Place, and Date of Signing:

Michelle Profit    Silver Spring, MD            2/8/2005
[Signature]      [City, State]                 [Date]

Report Type (Check only one.):

[  X ] 	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[    ] 	13F NOTICE. (Check here if no holdings reported are
in this report, and all holdings are reported by other reporting manager(s).)

[    ] 	13F COMBINATION REPORT. (Check here if a portion of
the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number 	Name

	28-________________  _________________________________





Form 13F Summary Page

Reporting Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: $482,465
(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



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PROFIT INVESTMENT MANAGEMENT
FORM 13F INFORMATION TABLE
As of Date 12/31/04

Name of Issuer          Title of   	Cusip #   Value(x $1000)  Shares  Investment  Other  Voting
                         Class   						    Discretion  Manager
AES CORP                   COM      00130H105            219     16000     Sole     n/a      16000
AMERICAN STANDARD          COM      029712106          11528    278990     Sole     n/a     278990
AMGEN, INC                 COM      031162100           8064    125712     Sole     n/a     125712
ANHEUSER BUSCH COS INC     COM      035229103           9673    190670     Sole     n/a     190670
APRIA HEALTHCARE GROUP     COM      037933108           1829     55500     Sole     n/a      55500
BANK OF AMERICA            COM      060505104          11404    242687     Sole     n/a     242687
BARR PHARM                 COM      068306109          11776    258586     Sole     n/a     258586
BELLSOUTH CORP             COM      079860102           2393     86108     Sole     n/a      86108
BERKSHIRE HATHAWAY CL A    COM      084670108           8175        93     Sole     n/a         93
BLACK & DECKER CORP        COM      091797100            795      9000     Sole     n/a       9000
CATERPILLAR INC            COM      149123101           9944    101978     Sole     n/a     101978
CENDANT CORP               COM      151313103          10304    440721     Sole     n/a     440721
CHARLES RIVER LABBS        COM      159864107           6046    131397     Sole     n/a     131397
CHEVRONTEXACO CORP         COM      166764100           2420     46100     Sole     n/a      46100
CISCO SYSTEMS, INC         COM      17275R102           8764    453615     Sole     n/a     453615
CITIGROUP INC              COM      172967101           9970    206937     Sole     n/a     206937
ROCKWELL COLLINS           COM      774341101           3550     90000     Sole     n/a      90000
COMCAST CORP NEW CL A      COM      20030N101           3002     90194     Sole     n/a      90194
COMCAST CORP NEW CL A2     COM      200300200            164      5000     Sole     n/a       5000
COUNTRYWIDE                COM      222372104           1480     39998     Sole     n/a      39998
CYTYC CORPORATION          COM      232946103           9607    348465     Sole     n/a     348465
DISNEY WALT CO             COM      254687106           7488 269347.53     Sole     n/a  269347.53
DR HORTON INC              COM     233301A109           6381    158310     Sole     n/a     158310
EASTMAN KODAK COMPANY      COM      277461109            323     10000     Sole     n/a      10000
EMC CORP                   COM      268648102          12580    846003     Sole     n/a     846003
EXXON MOBIL CORP           COM      30231G102          10537    205557     Sole     n/a     205557
FEDEX CORP                 COM      31428X106           6220     63150     Sole     n/a        200
GENERAL DYNAMICS CORP      COM      369550108          10513    100507     Sole     n/a       2000
GENERAL ELECTRIC CO        COM      369604103          11927 326780.74     Sole     n/a     100507
GENERAL MILLS INC          COM      370334104           9383    188759     Sole     n/a  326780.74
GLOBAL SANTA FE CORP       COM      G3930E101            341     10300     Sole     n/a        410
H&R BLOCK                  COM      093671105            884     18035     Sole     n/a      10300
HARTFORD FINANCIAL         COM      416515104            947     13629     Sole     n/a      18035
HEALTH MANAGEMENT          COM      421933102           3935    173201     Sole     n/a      13629
HEWLETT PACKARD            COM      428236103            587     28000     Sole     n/a     173201
HOME DEPOT INC             COM      437076102          12371 289440.99     Sole     n/a        750
INTEL CORP                 COM      458140100          10833  463133.9     Sole     n/a        250
INTERACTIVECORP            COM      44919P102           5445    197124     Sole     n/a   463133.9
INTUIT                     COM      461202103            550     12500     Sole     n/a       2600
JABIL CIRCUIT INC          COM      466313103            307     12000     Sole     n/a      12500
JP MORGAN CHASE & CO       COM      46625H100           6242    160000     Sole     n/a       2700
KIMBERLY CLARK             COM      494368103           9925    150806     Sole     n/a     160000
LEGG MASON, INC            COM      524901105           5819     79425    ,Sole     n/a        650
LINCARE HOLDINGS           COM      532791100            363      8500     Sole     n/a      79425
LINENS 'N THINGS           COM      535679104            864     34835     Sole     n/a       8500
MANPOWER INC               COM      56418H100           1565     32410     Sole     n/a       1650
MARATHON OIL               COM      565849106           6845    182004     Sole     n/a      32410
MCCORMICK & COMPANY        COM      579780206            228      5900     Sole     n/a       1000
MEDTRONIC INC              COM      585055106          10976    220973     Sole     n/a    2176.94
MERRILL LYNCH & COMPANY    COM      590188108           4542     75986     Sole     n/a     220973
MGIC INVESTMENT CORP       COM      552848103          10993    159531     Sole     n/a      75986
MICROSOFT CORP             COM      594918104          10102 378060.85     Sole     n/a        600
NOKIA                      COM      654902204           8312   530418      Sole     n/a        549
NORTHERN TRUST CORP        COM      665859104            428     8800      Sole     n/a        628
PEPSI BOTTLING GROUP       COM      713409100           7782   287801      Sole     n/a       3700
PFIZER, INC                COM      717081103           9965   370570      Sole     n/a       1200
POLARIS INDUSTRIES INC     COM      731068102          12711   186869      Sole     n/a       3950
PULTE HOMES INC            COM      745867101           6693   104907      Sole     n/a        925
REPUBLIC SERVICES INC      COM      760759100           1295    38600      Sole     n/a        500
SBC COMMUNICATIONS INC     COM      78387G103           2091    81121      Sole     n/a       1000
STANLEY WORKS              COM      854616109           7429   151647      Sole     n/a       1000
STAPLES INC                COM      855030102            202     6000      Sole     n/a     151647
SUNGARD DATA SYS INC       COM      867363103           9467   334156      Sole     n/a       6000
SYMANTEC CORPORATION       COM      871503108          10648   413362      Sole     n/a     334156
SYSCO CORP                 COM      871829107          11362   297669      Sole     n/a     413362
TARGET CORP                COM     87612E106           11648   224300      Sole     n/a     297669
TOLL BROS INC              COM     889478103            2813    41000      Sole     n/a       2900
UNITED TECHNOLOGIES        COM     913017109           10612   102681      Sole     n/a       2049
VERIZON COMMUNICATIONS     COM     92343V104           10409   256944      Sole     n/a       2034
WALGREEN CO                COM     931422109           10606   276402      Sole     n/a       5205
WASHINGTON MUTUAL INC      COM     939322103            9326   220571      Sole     n/a     276402
WESTERN DIGITAL            COM     958102105            9948   917737      Sole     n/a     220571
XTO ENERGY                 COM     98385X106            6338   179150      Sole     n/a       5200
YUM BRANDS INC             COM     988498101           11257   238592      Sole     n/a     179150

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